UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02671

Deutsche DWS Municipal Trust
(formerly Deutsche Municipal Trust)

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 05/31

DWS Managed Municipal Bond Fund (formerly Deutsche Managed Municipal Bond Fund)

DWS Strategic High Yield Tax-Free Fund (formerly Deutsche Strategic High Yield Tax-Free Fund)

Date of fiscal year end: 10/31

DWS Short-Term Municipal Bond Fund (formerly Deutsche Short-Term Muncipal Bond Fund)

Date of reporting period: 7/1/17-6/30/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02671
Reporting Period: 07/01/2017 - 06/30/2018
Deutsche DWS Municipal Trust

=================== A   DWS Managed Municipal Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== B   DWS Strategic High Yield Tax-Free Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== DWS Short-Term Municipal Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Municipal Trust

By (Signature and Title) /s/Hepsen Uzcan
                                   Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/18